Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000806564
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2018
Prospectus Date	rr_ProspectusDate	Jun. 08, 2018